ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

10.         ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2019	2020
	RMB	RMB

Technology rights for licensed seeds	71,429	71,429
Others	4,739	4,739
	76,168	76,168
Accumulated amortization	(70,699)	(71,520)

Acquired intangible assets, net	5,469	4,648

Amortization expenses for the years ended September 30, 2018, 2019 and 2020 were RMB5,944, RMB2,893 and RMB821, respectively. RMB1,433, RMB nil,  and RMB nil were charged for impairment for the years ended September 30, 2018, 2019 and 2020, respectively.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB
2021	652
2022	580
2023	557
2024	545
2025	533
Thereafter	1,781
Total	4,648

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 3 to 20 years and are charged to general and administrative expenses.